Accounts Receivable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts receivable	$ 2,184,097	$ 1,712,390	$ 787,698
Less: allowance for doubtful accounts	(120,837)	(45,067)	(7,388)
Accounts receivable, net	$ 2,063,260	$ 1,667,323	$ 780,310